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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atticus Capital LP
Address:          767 Fifth Avenue
                  New York, New York  10153

Form 13F File Number:      028-11916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Timothy R. Barakett
Title:            as Chairman and Chief Executive Officer
Phone:            212-256-8000

Signature, Place, and Date of Signing:

/s/ Dennis Bertron*                New York, New York          November 14, 2008
--------------------------      ----------------------------   -----------------
      [Signature]                      [City, State]               [Date]

*Pursuant to Power of Attorney attached hereto.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          1
                                                           ------------------

Form 13F Information Table Entry Total:                                    22
                                                           ------------------

Form 13F Information Table Value Total:                              $509,817
                                                           ------------------
                                                                (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.           Form 13F File Number           Name
      ---------     ----------------------         ---------------------------

      1             028-12928                      Atticus Management Limited

                                               Atticus Capital LP
                                           Form 13F Information Table
                                         Quarter Ended September 30, 2008

                                                                                  Investment Discretion           Voting Authority
                                                   Fair
                                                  Market
                                                   Value    Shares or
                          Title of      Cusip       (in     Principal SH/ Put/       Shared- Shared- Other
Issuer                     Class        Number   thousands)   Amount  PRN Call  SOLE Defined Other  Managers   Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
                           SPON ADR
CHINA TELECOM CORP LTD     H SHS       169426103    $2,617      63,980 SH             DEFINED           1              63,980
------------------------------------------------------------------------------------------------------------------------------------

COMPANHIA VALE DO RIO      SPONSORED
DOCE                       ADR         204412209   $84,283   4,401,200 SH CALL        DEFINED           1           4,401,200
------------------------------------------------------------------------------------------------------------------------------------

CROWN CASTLE INTL CORP     COM         228227104   $34,193   1,180,298 SH             DEFINED           1           1,180,298
------------------------------------------------------------------------------------------------------------------------------------

CSX CORP                   COM         126408103   $89,604   1,642,000 SH CALL        DEFINED           1           1,642,000
------------------------------------------------------------------------------------------------------------------------------------

EMISPHERE TECHNOLOGIES
INC                        COM         291345106    $4,763   2,405,790 SH             DEFINED           1           2,405,790
------------------------------------------------------------------------------------------------------------------------------------

FREEPORT-MCMORAN COPPER
& GO                       COM         35671D857    $9,949     175,000 SH             DEFINED           1             175,000
------------------------------------------------------------------------------------------------------------------------------------

FREEPORT-MCMORAN COPPER
& GO                       COM         35671D857   $74,752   1,314,900 SH CALL        DEFINED           1           1,314,900
------------------------------------------------------------------------------------------------------------------------------------

                           SPONSORED
GOLD FIELDS LTD NEW        ADR         38059T106    $3,504     365,355 SH             DEFINED           1             365,355
------------------------------------------------------------------------------------------------------------------------------------

GPO AEROPORTUARIO DEL
PAC SA                     SPON ADR B  400506101    $1,137      44,498 SH             DEFINED           1              44,498
------------------------------------------------------------------------------------------------------------------------------------

GRUPO AEROPORTUARIO DEL    SPON ADR
SURE                       SER B       40051E202    $1,862      37,501 SH             DEFINED           1              37,501
------------------------------------------------------------------------------------------------------------------------------------
                           RUSSELL
ISHARES TR                 2000        464287655   $34,195     500,000 SH PUT         DEFINED           1             500,000
------------------------------------------------------------------------------------------------------------------------------------
                           SPONSORED
KT CORP                    ADR         48268K101    $1,498      89,220 SH             DEFINED           1              89,220
------------------------------------------------------------------------------------------------------------------------------------

NEWMONT MINING CORP        COM         651639106   $12,144     313,300 SH             DEFINED           1             313,300
------------------------------------------------------------------------------------------------------------------------------------

NYSE EURONEXT              COM         629491101   $13,431     342,790 SH             DEFINED           1             342,790
------------------------------------------------------------------------------------------------------------------------------------

OCCIDENTAL PETE CORP DEL   COM         674599105   $22,065     313,196 SH             DEFINED           1             313,196
------------------------------------------------------------------------------------------------------------------------------------
                           SPONSORED
PETROCHINA CO LTD          ADR         71646E100      $890       8,660 SH             DEFINED           1               8,660
------------------------------------------------------------------------------------------------------------------------------------


                                                                                  Investment Discretion           Voting Authority
                                                   Fair
                                                  Market
                                                   Value    Shares or
                          Title of      Cusip       (in     Principal SH/ Put/       Shared- Shared- Other
Issuer                     Class        Number   thousands)   Amount  PRN Call  SOLE Defined Other  Managers   Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
P T TELEKOMUNIKASI         SPONSORED
INDONESIA                  ADR         715684106    $5,741     192,796 SH             DEFINED           1             192,796
------------------------------------------------------------------------------------------------------------------------------------
                           SBI INT-
SELECT SECTOR SPDR TR      FINL        81369Y605   $46,823   2,354,100 SH PUT         DEFINED           1           2,354,100
------------------------------------------------------------------------------------------------------------------------------------

SONY CORP                  ADR NEW     835699307      $302       9,795 SH             DEFINED           1               9,795
------------------------------------------------------------------------------------------------------------------------------------

SYNVISTA THERAPEUTICS
INC                        COM         87164M100    $1,718   1,600,000 SH             DEFINED           1           1,600,000
------------------------------------------------------------------------------------------------------------------------------------

UNION PAC CORP             COM         907818108   $59,309     833,453 SH             DEFINED           1             833,453
------------------------------------------------------------------------------------------------------------------------------------

WESTERN UN CO              COM         959802109    $5,037     204,155 SH             DEFINED           1             204,155
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market                                 $509,817
Value (in thousands)


                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that I, TIMOTHY R. BARAKETT, hereby make, constitute and appoint each of SCOTT KISLIN, DENNIS BERTRON, KEVIN TAGAMI and CHARLES FORTIN, acting individually, as my agent and attorney-in-fact for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as chief executive officer of, managing member of or in other capacities with Atticus Management LLC, Atticus Holdings LP, Atticus Capital Holdings LLC or Atticus Capital LP (collectively, "Atticus"), and each of their affiliates, including Atticus LP Incorporated, Atticus UK LLP and Atticus UK Services Ltd., and entities advised by me or Atticus, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities, futures contracts or other investments, and any other documents relating or ancillary thereto, including without limitation all documents relating to filings with the Commodities Futures Trading Commission and National Futures Association, the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933 or the Securities Exchange Act of 1934 (the "Act") and the rules and regulations promulgated thereunder, including all documents relating to the beneficial ownership of securities required to be filed with the SEC pursuant to
Section 13(d) or Section 16(a) of the Act and any information statements on Form 13F required to be filed with the SEC pursuant to Section 13(f) of the Act. All past acts of the attorneys-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

     THIS POWER OF ATTORNEY shall remain in full force and effect until either revoked in writing by the undersigned or until such time as the person or persons to whom power of attorney has been hereby granted cease(s) to be an employee of, or otherwise associated with, Atticus or one of its affiliates. Execution of this power of attorney revokes that certain Power of Attorney dated as of June 7, 2007 with respect to substantially the same matters addressed above.

     IN WITNESS WHEREOF, the undersigned has duly subscribed these presents as of January 10, 2008.

                                     /s/ Timothy R. Barakett
                                     ------------------------------
                                     Timothy R. Barakett